UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08203

T. Rowe Price Diversified Small-Cap Growth Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1. Schedule of Investments

Diversified Small-Cap Growth Fund	September 30, 2014

T. Rowe Price Diversified Small-Cap Growth Fund
Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	$ Value
COMMON STOCKS 98.7%		
CONSUMER DISCRETIONARY 16.4%		
Auto Components 0.4%		
Dana Holding	23,500	450
Tenneco (1)	63,500	3,322
		3,772
Distributors 0.6%		
LKQ Corporation (1)	52,300	1,390
Pool	60,900	3,284
		4,674
Diversified Consumer Services 0.5%		
Ascent Capital Group (1)	30,400	1,830
Sotheby's	66,371	2,371
Steiner Leisure (1)	11,500	432
		4,633
Hotels, Restaurants & Leisure 5.2%		
Bally Technologies (1)	51,700	4,172
Brinker	82,400	4,185
Buffalo Wild Wings (1)	22,500	3,021
Choice Hotels International	65,100	3,385
Denny's (1)	464,319	3,264
Domino's Pizza	78,300	6,026
Jack in the Box	43,200	2,946
Marriott Vacations Worldwide (1)	53,300	3,380
Red Robin Gourmet Burgers (1)	40,600	2,310
Six Flags Entertainment	108,200	3,721
The Cheesecake Factory	45,800	2,084
Vail Resorts	62,000	5,379
		43,873
Household Durables 0.6%		
Helen of Troy Limited (1)	74,000	3,887

iRobot (1)(2)	45,100	1,373
		5,260
Internet & Catalog Retail 1.7%		
HSN	82,200	5,045
Liberty TripAdvisor Holdings, Class A (1)	86,500	2,932
Liberty Ventures, Series A (1)	83,800	3,181
Shutterfly (1)	58,900	2,871
		14,029
Leisure Products 1.0%		
Brunswick	78,200	3,295
Polaris Industries	35,800	5,363
		8,658
Media 1.1%		
John Wiley & Sons	14,900	836
Live Nation Entertainment (1)	207,600	4,987
Starz (1)	102,750	3,399
		9,222
Multiline Retail 0.2%		
Big Lots	46,700	2,010
		2,010
Specialty Retail 2.6%		
Aaron's	57,059	1,388
Ascena Retail Group (1)	49,300	656
Buckle (2)	38,500	1,748
Chico's	115,700	1,709
DSW, Class A	51,300	1,545
Guess	21,800	479
Monro Muffler Brake	90,830	4,408
Murphy USA (1)	34,700	1,841
Sally Beauty Supply (1)	154,200	4,220

ENERGY 6.5%		
Energy Equipment & Services 1.9%		
Atwood Oceanics (1)	41,800	1,826
Civeo	70,300	816
Core Laboratories	17,600	2,576
Dril-Quip (1)	38,700	3,460
Oceaneering International	35,000	2,281
Oil States International (1)	32,900	2,036
Tesco	92,500	1,836
Unit (1)	18,000	1,056
		15,887
Oil, Gas & Consumable Fuels 4.6%		
Athlon Energy (1)	62,600	3,645
Bonanza Creek Energy (1)	35,600	2,026
Carrizo Oil & Gas (1)	46,400	2,497
Clayton Williams Energy (1)	23,700	2,286
Contango Oil & Gas (1)	44,600	1,483
Diamondback Energy (1)	47,800	3,574
Gran Tierra Energy (1)	206,100	1,142
Oasis Petroleum (1)	90,700	3,792
Rosetta Resources (1)	53,300	2,375
SemGroup	70,800	5,896
SM Energy	43,600	3,401
Stone Energy (1)	79,600	2,496
Targa Resources	31,300	4,262
		38,875
Total Energy		54,762
FINANCIALS 8.4%		
Banks 1.3%		
Signature Bank (1)	43,200	4,841

SVB Financial Group (1)	31,200	3,497
Texas Capital Bancshares (1)	51,000	2,942
		11,280
Capital Markets 2.2%		
Affiliated Managers Group (1)	15,700	3,145
E*TRADE Financial (1)	250,027	5,648
Financial Engines	65,700	2,248
Virtus Investment Partners	11,300	1,963
Waddell & Reed Financial, Class A	99,500	5,143
		18,147
Consumer Finance 1.0%		
Cardtronics (1)	107,294	3,777
Portfolio Recovery Associates (1)	81,200	4,241
World Acceptance (1)(2)	4,300	290
		8,308
Diversified Financial Services 1.0%		
CBOE Holdings	74,500	3,988
MarketAxess Holdings	55,000	3,402
MSCI, Class A (1)	18,448	867
Newstar Financial (1)	43,200	486
		8,743
Insurance 0.2%		
AmTrust Financial Services (2)	49,753	1,981
		1,981
Real Estate Investment Trusts 0.9%		
FelCor Lodging Trust, REIT	276,600	2,589
Strategic Hotels & Resorts, REIT (1)	291,500	3,396
Taubman Centers, REIT	23,000	1,679
		7,664

Real Estate Management & Development 1.2%		
Altisource Portfolio Solutions (1)(2)	33,500	3,377
Forest City Enterprises, Class A (1)	97,200	1,901
Jones Lang LaSalle	11,400	1,440
Kennedy-Wilson Holdings	130,200	3,120
		9,838
Thrifts & Mortgage Finance 0.6%		
MGIC Investment (1)	317,800	2,482
Radian (2)	173,400	2,473
		4,955
Total Financials		70,916
HEALTH CARE 19.6%		
Biotechnology 7.7%		
ACADIA Pharmaceuticals (1)(2)	76,400	1,892
Acceleron Pharma (1)(2)	38,500	1,164
Acorda Therapeutics (1)	25,700	871
Alkermes (1)	101,600	4,356
Alnylam Pharmaceuticals (1)	38,800	3,030
AMAG Pharmaceuticals (1)(2)	25,800	823
BioMarin Pharmaceutical (1)	47,400	3,420
Cepheid (1)(2)	54,830	2,414
Cubist Pharmaceuticals (1)	64,700	4,292
Exelixis (1)(2)	213,300	326
Incyte (1)	116,788	5,729
Intercept Pharmaceuticals (1)	9,100	2,154
Isis Pharmaceuticals (1)(2)	80,900	3,141
Ligand Pharmaceuticals, Class B (1)	26,400	1,241
Medivation (1)	19,000	1,879
Neurocrine Biosciences (1)	102,700	1,609
Novavax (1)	160,400	669
NPS Pharmaceuticals (1)	92,400	2,403

Ophthotech (1)	10,900	424
OPKO Health (1)(2)	126,100	1,073
Pharmacyclics (1)(2)	39,000	4,580
Prothena (1)	33,200	736
Puma Biotechnology (1)	35,400	8,445
Seattle Genetics (1)(2)	56,600	2,104
Sunesis Pharmaceuticals (1)(2)	78,200	558
United Therapeutics (1)	42,600	5,481
		64,814
Health Care Equipment & Supplies 3.4%		
Align Technology (1)	88,600	4,579
Cooper Companies	27,200	4,237
Dexcom (1)	75,100	3,003
HeartWare International (1)	11,000	854
ICU Medical (1)	23,000	1,476
IDEXX Laboratories (1)	29,700	3,500
Masimo (1)	42,400	902
Sirona Dental Systems (1)	64,400	4,938
Thoratec (1)	51,100	1,366
Volcano (1)	27,000	287
West Pharmaceutical Services	77,600	3,473
		28,615
Health Care Providers & Services 3.4%		
Air Methods (1)(2)	78,200	4,344
Centene (1)	53,200	4,400
Chemed (2)	10,300	1,060
CorVel (1)	62,266	2,120
HealthSouth	82,100	3,029
MEDNAX (1)	58,200	3,191
MWI Veterinary Supply (1)	23,400	3,473
Team Health Holdings (1)	95,000	5,509

INDUSTRIALS & BUSINESS SERVICES 17.1%

Aerospace & Defense 2.3%		
Esterline Technologies (1)	26,100	2,904
GenCorp (1)(2)	79,900	1,276
HEICO, Class A	93,026	3,749
Hexcel (1)	76,400	3,033
Teledyne Technologies (1)	57,900	5,443
Transdigm Group	18,400	3,392
		19,797
Airlines 0.9%		
Allegiant Travel	14,700	1,818
Spirit Airlines (1)	76,900	5,317
		7,135
Building Products 0.4%		
AAON	107,300	1,825
Lennox International	20,800	1,599
		3,424
Commercial Services & Supplies 1.8%		
Clean Harbors (1)	56,200	3,030
Healthcare Services	88,300	2,526
Rollins	94,350	2,763
Team (1)	39,900	1,513
US Ecology	47,700	2,230
Waste Connections	66,775	3,240
		15,302
Electrical Equipment 1.0%		
Acuity Brands	43,700	5,144
Generac Holdings (1)(2)	75,200	3,049
		8,193

Machinery 6.5%		
Actuant, Class A	81,500	2,487
Chart Industries (1)	22,500	1,376
Graco	53,500	3,905
Hyster-Yale Materials Handling	22,400	1,604
IDEX	45,900	3,322
John Bean Technologies	98,200	2,762
Lincoln Electric Holdings	66,200	4,577
Middleby (1)	93,900	8,275
Nordson	57,700	4,389
Standex International	19,500	1,446
Sun Hydraulics	37,500	1,410
Toro	96,100	5,692
Valmont Industries (2)	29,800	4,021
Wabtec	86,900	7,042
Woodward	47,100	2,243
		54,551
Marine 0.8%		
Kirby (1)	55,700	6,564
		6,564
Professional Services 0.9%		
Advisory Board (1)	49,600	2,311
Exponent	27,204	1,928
Huron Consulting Group (1)	59,017	3,598
		7,837
Road & Rail 2.3%		
AMERCO	15,800	4,138
Avis Budget Group (1)	88,000	4,830
Landstar System	41,400	2,989
Old Dominion Freight Line (1)	109,700	7,749
		19,706

Trading Companies & Distributors 0.2%		
Beacon Roofing Supply (1)	72,800	1,855
		1,855
Total Industrials & Business Services		144,364
INFORMATION TECHNOLOGY 22.8%		
Communications Equipment 1.9%		
ADTRAN	31,200	640
Aruba Networks (1)	104,600	2,257
Echostar (1)	64,800	3,160
JDS Uniphase (1)	152,700	1,955
Plantronics	59,200	2,829
Polycom (1)	87,184	1,071
Riverbed Technology (1)	139,683	2,590
Ubiquiti Networks (1)(2)	40,800	1,531
		16,033
Electronic Equipment, Instruments & Components 2.2%		
Anixter International	60,700	5,150
Cognex (1)	104,500	4,208
Coherent (1)	53,300	3,271
FARO Technologies (1)	19,000	964
FEI	66,800	5,038
		18,631
Internet Software & Services 2.6%		
Conversant (1)	75,200	2,576
Cornerstone OnDemand (1)(2)	60,900	2,096
CoStar Group (1)	26,400	4,106
Envestnet (1)	72,600	3,267
j2 Global	45,600	2,251
MercadoLibre (2)	28,800	3,129
Perficient (1)	81,500	1,222

WebMD Health (1)(2)	83,912	3,508
		22,155
IT Services 5.0%		
CoreLogic (1)	149,400	4,044
DST Systems	32,200	2,702
Euronet Worldwide (1)	91,900	4,392
Gartner (1)	83,500	6,135
Heartland Payment Systems (2)	95,355	4,550
Jack Henry & Associates	62,100	3,457
Maximus	164,600	6,606
TeleTech Holdings (1)	31,700	779
Unisys (1)	51,840	1,214
VeriFone Systems (1)	56,700	1,949
WEX (1)	60,400	6,663
		42,491
Semiconductor & Semiconductor Equipment 2.8%		
Amkor Technology (1)	59,600	501
Atmel (1)	384,700	3,108
Cabot Microelectronics (1)	35,900	1,488
Cavium (1)	67,200	3,342
Diodes (1)	67,300	1,610
Microsemi (1)	97,500	2,478
Semtech (1)	70,800	1,922
Silicon Laboratories (1)	30,100	1,223
Synaptics (1)	63,500	4,648
Teradyne	126,300	2,449
Ultratech (1)	19,600	446
		23,215
Software 8.0%		
Advent Software	72,400	2,285
Aspen Technology (1)	137,900	5,202
Commvault Systems (1)	68,400	3,447

Computer Modelling (CAD)	188,600	1,960
Concur Technologies (1)(2)	32,000	4,058
FactSet Research Systems (2)	29,200	3,549
Fortinet (1)	121,100	3,060
Informatica (1)	68,300	2,339
Manhattan Associates (1)	125,100	4,181
Monotype Imaging Holdings	83,715	2,371
NetScout Systems (1)	84,700	3,879
Pegasystems	98,800	1,888
Proofpoint (1)	48,800	1,812
PTC (1)	120,600	4,450
SolarWinds (1)	61,800	2,599
Solera Holdings	17,200	969
SS&C Technologies Holdings (1)	82,800	3,634
TIBCO Software (1)	123,300	2,914
Tyler Technologies (1)	75,500	6,674
Ultimate Software Group (1)	44,000	6,226
		67,497
Technology Hardware, Storage & Peripherals 0.3%		
3D Systems (1)(2)	18,900	877
Stratasys (1)(2)	17,100	2,065
		2,942
Total Information Technology		192,964
MATERIALS 4.5%		
Chemicals 1.9%		
NewMarket	16,700	6,363
PolyOne	105,000	3,736
Stepan	45,438	2,017
W. R. Grace (1)	44,700	4,065
		16,181

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Diversified Small-Cap Growth Fund
Unaudited

Notes to Portfolio of Investments

T. Rowe Price Diversified Small-Cap Growth Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on June 30, 1997. The fund seeks long-term growth of capital by investing primarily in common stocks of small growth companies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In June 2014, FASB issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2014:

There were no material transfers between Levels 1 and 2 during the period ended September 30, 2014.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending
The fund may lend its securities to approved brokers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered the next business day. Cash collateral is invested by the lending agent(s) in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At September 30, 2014, the value of loaned securities was $31,381,000; the value of cash collateral and related investments was $32,497,000.

NOTE 4 - FEDERAL INCOME TAXES

At September 30, 2014, the cost of investments for federal income tax purposes was $667,923,000. Net unrealized gain aggregated $212,226,000 at period-end, of which $230,661,000 related to appreciated investments and $18,435,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Diversified Small-Cap Growth Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 21, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 21, 2014

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date November 21, 2014